UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

                         USAA MONEY MARKET FUND



[LOGO OF USAA]
   USAA(R)

                                USAA MONEY
                                       MARKET Fund

                                             [GRAPHIC OF USAA MONEY MARKET FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2008

--------------------------------------------------------------------------------
              IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      35

   Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                              46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                         REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]     AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                      INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                          "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]     TONY ERA
                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM AUGUST 1, 2007, TO JANUARY 31, 2008?

         The seven-day yield on the USAA Money Market Fund decreased from 4.77% on July 31, 2007, to 3.55% on January 31, 2008. The total return for the same period was 2.29%, compared to an average of 2.19% for all money market funds ranked by iMoneyNet, Inc. For the reporting period, the Fund was ranked in the top 37% of similar retail money market funds as compiled by iMoneyNet.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         The credit markets experienced a high degree of volatility. Growing concern over rising delinquencies and defaults in the subprime mortgage sector proved disruptive to the markets and provoked global liquidity concerns. Moreover, bad news in the housing sector, oil prices of nearly $100 a barrel, and uncertainty about consumer spending put downward pressure on economic growth. The Federal
         Reserve Board (the Fed), which continued to monitor inflationary pressures, grew increasingly cautious because of the increasing risk of recession. As a result, beginning at its September 2007 meeting, it cut the federal funds rate five times, taking it from 5.25% to 3.00% by January 31, 2008.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         To seek to reduce the impact of a declining-interest-rate environment on the Fund's yield, we purchased fixed-rate

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR THE iMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         securities. In addition, we bought commercial paper across a range of maturity dates as well as variable-rate demand notes (VRDNs). VRDNs have interest rates that reset daily or weekly and can be sold back to issuers at par value (100% face value) with a notice of seven days or less. The demand feature is often backed by liquidity that a financial institution provides. When interest rates rise, VRDNs allow us to capture higher yields quickly.

WHAT IS THE OUTLOOK?

         Banks' and other lenders' tighter credit standards and a reduction in consumer spending could put more downward pressure on economic growth. If the economy moves further toward recession, we expect the Fed to cut rates further. It may take some time before the full impact of lower interest rates on economic growth becomes evident.

         Whatever happens, we will continue to manage your Fund to seek to maximize the income you receive. Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND (Ticker Symbol: USAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

--------------------------------------------------------------------------------
                                          1/31/08                    7/31/07
--------------------------------------------------------------------------------
Net Assets                            $5,595.9 Million          $5,062.5 Million
Net Asset Value Per Share                  $1.00                     $1.00

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/08
--------------------------------------------------------------------------------
7/31/07 TO 1/31/08*       1 YEAR        5 YEARS       10 YEARS       7-DAY YIELD
      2.29%               4.74%          2.84%         3.57%           3.55%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                            7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                  USAA MONEY MARKET FUND        IMONEYNET AVERAGE
 1/30/2007                4.82%                       4.54%
 2/27/2007                4.82                        4.55
 3/27/2007                4.82                        4.54
 4/24/2007                4.79                        4.53
 5/29/2007                4.80                        4.53
 6/26/2007                4.77                        4.54
 7/31/2007                4.77                        4.55
 8/28/2007                4.87                        4.58
 9/25/2007                4.78                        4.59
10/30/2007                4.49                        4.39
11/27/2007                4.32                        4.18
12/18/2007                4.43                        4.14
 1/29/2008                3.63                        3.58

                       [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 1/29/08.

         The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE OF $10,000

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                          USAA MONEY MARKET FUND
 1/31/1998                                                      $10,000.00
 2/28/1998                                                       10,040.96
 3/31/1998                                                       10,087.23
 4/30/1998                                                       10,130.84
 5/31/1998                                                       10,173.16
 6/30/1998                                                       10,220.15
 7/31/1998                                                       10,265.84
 8/31/1998                                                       10,311.72
 9/30/1998                                                       10,356.24
10/31/1998                                                       10,399.59
11/30/1998                                                       10,443.48
12/31/1998                                                       10,487.45
 1/31/1999                                                       10,527.59
 2/28/1999                                                       10,565.61
 3/31/1999                                                       10,609.86
 4/30/1999                                                       10,649.98
 5/31/1999                                                       10,687.38
 6/30/1999                                                       10,732.08
 7/31/1999                                                       10,773.95
 8/31/1999                                                       10,819.54
 9/30/1999                                                       10,863.64
10/31/1999                                                       10,907.07
11/30/1999                                                       10,956.80
12/31/1999                                                       11,008.54
 1/31/2000                                                       11,059.69
 2/29/2000                                                       11,108.33
 3/31/2000                                                       11,161.09
 4/30/2000                                                       11,210.04
 5/31/2000                                                       11,269.88
 6/30/2000                                                       11,327.11
 7/31/2000                                                       11,387.11
 8/31/2000                                                       11,447.57
 9/30/2000                                                       11,504.37
10/31/2000                                                       11,567.33
11/30/2000                                                       11,626.97
12/31/2000                                                       11,685.39
 1/31/2001                                                       11,748.76
 2/28/2001                                                       11,799.21
 3/31/2001                                                       11,849.33
 4/30/2001                                                       11,897.99
 5/31/2001                                                       11,941.84
 6/30/2001                                                       11,979.38
 7/31/2001                                                       12,017.78
 8/31/2001                                                       12,051.61
 9/30/2001                                                       12,079.88
10/31/2001                                                       12,106.68
11/30/2001                                                       12,128.77
12/31/2001                                                       12,147.62
 1/31/2002                                                       12,164.89
 2/28/2002                                                       12,179.92
 3/31/2002                                                       12,196.41
 4/30/2002                                                       12,212.66
 5/31/2002                                                       12,229.95
 6/30/2002                                                       12,244.52
 7/31/2002                                                       12,260.13
 8/31/2002                                                       12,276.69
 9/30/2002                                                       12,290.88
10/31/2002                                                       12,306.58
11/30/2002                                                       12,320.46
12/31/2002                                                       12,332.81
 1/31/2003                                                       12,345.22
 2/28/2003                                                       12,355.66
 3/31/2003                                                       12,365.33
 4/30/2003                                                       12,375.29
 5/31/2003                                                       12,385.73
 6/30/2003                                                       12,394.02
 7/31/2003                                                       12,401.20
 8/31/2003                                                       12,408.61
 9/30/2003                                                       12,415.35
10/31/2003                                                       12,422.66
11/30/2003                                                       12,428.78
12/31/2003                                                       12,435.75
 1/31/2004                                                       12,442.09
 2/29/2004                                                       12,448.19
 3/31/2004                                                       12,454.54
 4/30/2004                                                       12,461.30
 5/31/2004                                                       12,467.33
 6/30/2004                                                       12,474.41
 7/31/2004                                                       12,483.26
 8/31/2004                                                       12,493.53
 9/30/2004                                                       12,505.59
10/31/2004                                                       12,519.35
11/30/2004                                                       12,534.53
12/31/2004                                                       12,553.98
 1/31/2005                                                       12,572.29
 2/28/2005                                                       12,591.78
 3/31/2005                                                       12,615.14
 4/30/2005                                                       12,640.34
 5/31/2005                                                       12,666.26
 6/30/2005                                                       12,693.96
 7/31/2005                                                       12,724.19
 8/31/2005                                                       12,756.26
 9/30/2005                                                       12,791.73
10/31/2005                                                       12,826.03
11/30/2005                                                       12,863.68
12/31/2005                                                       12,907.84
 1/31/2006                                                       12,946.94
 2/28/2006                                                       12,987.23
 3/31/2006                                                       13,036.26
 4/30/2006                                                       13,079.40
 5/31/2006                                                       13,128.97
 6/30/2006                                                       13,181.84
 7/31/2006                                                       13,231.57
 8/31/2006                                                       13,285.82
 9/30/2006                                                       13,340.26
10/31/2006                                                       13,393.12
11/30/2006                                                       13,446.22
12/31/2006                                                       13,505.01
 1/31/2007                                                       13,556.80
 2/28/2007                                                       13,606.83
 3/31/2007                                                       13,664.08
 4/30/2007                                                       13,716.05
 5/31/2007                                                       13,771.86
 6/30/2007                                                       13,827.59
 7/31/2007                                                       13,881.78
 8/31/2007                                                       13,944.44
 9/30/2007                                                       13,994.73
10/31/2007                                                       14,049.23
11/30/2007                                                       14,102.69
12/31/2007                                                       14,153.93
 1/31/2008                                                       14,200.05

                             [END CHART]

         DATA FROM 1/31/98 THROUGH 1/31/08.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         PORTFOLIO MIX
                           1/31/2008

                  [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                38.0%
Fixed-Rate Instruments                                    29.6%
Commercial Paper                                          22.0%
Adjustable-Rate Notes                                      9.1%
Put Bonds                                                  1.5%

                         [END CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

      YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-32.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

   FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

   PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                ABS          Asset-Backed Financing
                EDA          Economic Development Authority
                ESOP         Employee Stock Ownership Plan
                IDA          Industrial Development Authority/Agency
                IDB          Industrial Development Board
                P-FLOAT      Puttable Floating Option Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

               (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from General Electric Capital Corp., General Electric Co., or Sempra Energy.

               (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
                           Bank of America, N.A., Comerica Bank, N.A., DEPFA Bank, plc, JP Morgan Chase Bank, N.A., Merrill Lynch & Co., or Regions Bank.

               (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Radian Asset Assurance, or MBIA Insurance Corp.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (29.6%)

              DIVERSIFIED BANKS (19.9%)
   $25,000    Abbey National Treasury Services plc                      4.74%           2/01/2008          $   25,000
    25,000    Abbey National Treasury Services plc                      4.82            2/25/2008              25,000
    25,000    Abbey National Treasury Services plc                      3.85            3/17/2008              25,000
    25,000    Abbey National Treasury Services plc                      2.97            6/02/2008              25,000
    30,000    Allied Irish Banks                                        4.89            6/03/2008              30,001
    25,000    Bank of America N.A.                                      4.90            2/20/2008              25,000
    25,000    Bank of Ireland                                           4.98            4/03/2008              25,000
    25,000    Bank of Ireland                                           3.82            4/18/2008              25,000
    25,000    Bank of Nova Scotia                                       4.75            2/08/2008              25,000
    25,000    Bank of Nova Scotia                                       4.52            4/07/2008              25,000
    30,000    Bank of Nova Scotia                                       3.11            4/25/2008              30,000
    30,000    Bank of Nova Scotia                                       3.25            5/28/2008              30,001
    25,000    Bank of Scotland plc                                      4.70            3/31/2008              25,000
    30,000    Bank of Scotland plc                                      4.87            6/04/2008              30,001
    25,000    Bank of The West                                          3.21            5/23/2008              25,001
    25,000    Bank of Tokyo-Mitsubishi, Ltd.                            4.90            3/21/2008              25,000
    25,000    Barclays Bank plc                                         4.68            4/04/2008              25,000
    30,000    Barclays Bank plc                                         4.05            4/15/2008              30,000
    28,000    BNP Paribas                                               5.11            3/13/2008              28,003
    30,000    BNP Paribas                                               4.04            4/15/2008              30,000
    25,000    BNP Paribas                                               3.11            5/02/2008              25,000
    25,000    Branch Banking & Trust Co.                                3.10            3/04/2008              25,000
    25,000    Branch Banking & Trust Co.                                4.50            3/26/2008              25,000
    25,000    Branch Banking & Trust Co.                                5.35            4/23/2008              25,000
    25,000    Canadian Imperial Bank                                    4.70            2/05/2008              25,000
    25,000    Compass Bank                                              5.05            2/29/2008              25,000
    22,700    Harris N.A.                                               5.40            6/06/2008              22,698
    20,000    HBOS Treasury Services                                    5.31            2/22/2008              20,000
    25,000    HSBC Bank                                                 4.70            2/13/2008              25,000
    25,000    Lloyds Bank plc                                           4.94            2/27/2008              25,000
    25,000    Lloyds Bank plc                                           3.95            4/15/2008              25,000
    25,000    Lloyds Bank plc                                           3.25            4/24/2008              25,001
    40,000    Rabobank Nederland                                        5.02            3/10/2008              40,000
    30,000    Rabobank Nederland                                        3.84            3/17/2008              30,000
    25,000    Royal Bank of Canada                                      3.93            4/11/2008              25,001
    35,000    Royal Bank of Scotland plc                                4.35            4/08/2008              35,005
    30,000    Royal Bank of Scotland plc                                3.95            5/15/2008              30,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $50,000    Societe Generale                                          3.14%           5/21/2008          $   50,000
    25,000    Wachovia Bank N.A.                                        4.98            2/27/2008              25,000
    25,000    Westpac Banking Corp.                                     4.57            4/07/2008              25,001
    30,000    Westpac Banking Corp.                                     4.67            5/06/2008              30,000
                                                                                                           ----------
                                                                                                            1,115,713
                                                                                                           ----------
              DIVERSIFIED CAPITAL MARKETS (2.2%)
    20,000    Deutsche Bank AG                                          3.13            2/19/2008              20,000
    30,000    Deutsche Bank AG                                          3.79            4/22/2008              30,001
    25,000    UBS AG                                                    5.00            4/14/2008              25,000
    25,000    UBS AG                                                    4.75            5/07/2008              25,000
    25,000    UBS AG                                                    3.72            6/17/2008              25,000
                                                                                                           ----------
                                                                                                              125,001
                                                                                                           ----------
              INVESTMENT BANKING & BROKERAGE (1.5%)
     5,000    Credit Suisse                                             5.30            5/22/2008               4,998
    20,000    Credit Suisse                                             5.41            6/06/2008              20,044
    30,000    Credit Suisse                                             4.86            6/09/2008              30,001
    30,000    Credit Suisse                                             4.90            6/13/2008              30,011
                                                                                                           ----------
                                                                                                               85,054
                                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    30,000    Toronto-Dominion Bank                                     4.91            4/22/2008              30,000
    35,000    Toronto-Dominion Bank                                     3.18            4/25/2008              35,001
                                                                                                           ----------
                                                                                                               65,001
                                                                                                           ----------
              REGIONAL BANKS (4.3%)
    30,000    Dexia Credit Local S.A.                                   3.86            3/05/2008              30,000
    25,000    Dexia Credit Local S.A.                                   4.88            3/25/2008              25,001
    30,000    Natixis Banque Populaires                                 4.72            2/04/2008              30,000
    30,000    Natixis Banque Populaires                                 4.95            3/19/2008              30,000
    30,000    Natixis Banque Populaires                                 2.97            5/05/2008              30,000
    20,000    Norinchukin Bank                                          4.84            2/08/2008              20,000
    25,000    Union Bank of California                                  4.80            2/26/2008              25,000
    25,000    Union Bank of California                                  4.40            3/10/2008              25,000
    25,000    Wilmington Trust Co.                                      5.01            2/21/2008              25,000
                                                                                                           ----------
                                                                                                              240,001
                                                                                                           ----------
              U.S. GOVERNMENT (0.5%)
    26,101    Federal Home Loan Bank(e)                                 4.33(a)         2/15/2008              26,057
                                                                                                           ----------
              Total Fixed-Rate Instruments (cost: $1,656,827)                                               1,656,827
                                                                                                           ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (22.0%)

              AEROSPACE & DEFENSE (0.4%)
   $15,428    Honeywell International(b),(c)                            4.17%           2/12/2008          $   15,408
     6,945    Honeywell International(b),(c)                            2.78            2/28/2008               6,931
                                                                                                           ----------
                                                                                                               22,339
                                                                                                           ----------
              AGRICULTURAL PRODUCTS (0.4%)
    15,000    Cargill Global Funding plc(b),(c)                         4.25            2/20/2008              14,967
     7,225    Louis Dreyfus Corp. (LOC - Barclays Bank plc)             4.05            2/07/2008               7,220
                                                                                                           ----------
                                                                                                               22,187
                                                                                                           ----------
              AIRPORT/PORT (0.6%)
    15,373    City of Chicago (LOC - Dexia Credit Local,
                Fortis Bank, Societe Generale, & State
                Street Bank and Trust Co.)                              4.80            2/05/2008              15,373
     9,224    City of Chicago (LOC - Dexia Credit Local,
                Fortis Bank, Societe Generale, & State
                Street Bank and Trust Co.)                              5.10            2/06/2008               9,224
    11,175    City of Chicago (LOC - Dexia Credit Local,
                Fortis Bank, Societe Generale, & State
                Street Bank and Trust Co.)                              5.00            2/15/2008              11,175
                                                                                                           ----------
                                                                                                               35,772
                                                                                                           ----------
              ASSET-BACKED FINANCING (3.4%)
    40,000    Barton Capital Corp.(b),(c)                               3.55            2/06/2008              39,979
    23,994    Barton Capital Corp.(b),(c)                               4.08            2/07/2008              23,978
    10,000    Cooperative Association Tractor Dealers (INS)             4.60            3/10/2008               9,951
     8,072    Govco, LLC(b),(c)                                         4.35            2/08/2008               8,065
    20,000    Sheffield Receivables Corp.(b),(c)                        4.14            2/14/2008              19,970
    18,000    Sheffield Receivables Corp.(b),(c)                        4.10            2/19/2008              17,963
    11,463    Sheffield Receivables Corp.(b),(c)                        3.60            2/20/2008              11,441
    20,000    Sheffield Receivables Corp.(b),(c)                        3.40            3/05/2008              19,938
    16,579    Victory Receivables Corp.(b),(c)                          4.40            2/06/2008              16,569
     6,031    Victory Receivables Corp.(b),(c)                          4.10            2/19/2008               6,019
    15,000    Victory Receivables Corp.(b),(c)                          3.50            2/20/2008              14,972
                                                                                                           ----------
                                                                                                              188,845
                                                                                                           ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    13,000    BMW US Capital, LLC(b),(c)                                2.97            3/03/2008              12,967
                                                                                                           ----------
              DIVERSIFIED BANKS (3.0%)
    12,000    Gotham Funding Corp., ABS(b),(c)                          4.40            2/04/2008              11,996
     4,252    Gotham Funding Corp., ABS(b),(c)                          4.10            2/11/2008               4,247

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $40,120    Gotham Funding Corp., ABS(b),(c)                          3.35%           2/25/2008          $   40,029
    18,929    Long Lane Master Trust IV, ABS(b),(c)                     4.20            2/11/2008              18,907
    30,000    Variable Funding Capital, ABS(b),(c)                      4.35            2/01/2008              30,000
    15,000    Variable Funding Capital, ABS(b),(c)                      4.00            2/15/2008              14,977
    15,000    Variable Funding Capital, ABS(b),(c)                      3.40            2/21/2008              14,972
    15,246    Variable Funding Capital, ABS(b),(c)                      3.32            2/22/2008              15,216
    20,000    Variable Funding Capital, ABS(b),(c)                      3.90            3/11/2008              19,915
                                                                                                           ----------
                                                                                                              170,259
                                                                                                           ----------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
    17,913    UBS Finance Delaware, LLC                                 4.25            4/04/2008              17,780
                                                                                                           ----------
              DIVERSIFIED CHEMICALS (1.1%)
    15,000    BASF AG(b),(c)                                            4.70            2/01/2008              15,000
    25,000    BASF AG(b),(c)                                            3.00            4/15/2008              24,846
    20,000    BASF AG(b),(c)                                            2.95            4/24/2008              19,864
                                                                                                           ----------
                                                                                                               59,710
                                                                                                           ----------
              DRUG RETAIL (0.4%)
    10,000    CVS Corp.(b),(c)                                          3.45            2/01/2008              10,000
    10,600    Walgreen Co.(b),(c)                                       3.00            2/28/2008              10,576
                                                                                                           ----------
                                                                                                               20,576
                                                                                                           ----------
              EDUCATION (0.1%)
     7,570    University of Texas Board of Regents                      4.45            2/12/2008               7,570
                                                                                                           ----------

              ELECTRIC UTILITIES (0.9%)
    24,300    Georgia Transmission Corp.(b),(c)                         3.18            2/14/2008              24,272
    15,500    Wisconsin Electric Power Co.                              3.40            2/06/2008              15,493
    12,000    Wisconsin Electric Power Co.                              3.08            2/13/2008              11,987
                                                                                                           ----------
                                                                                                               51,752
                                                                                                           ----------
              ELECTRIC/GAS UTILITIES (1.3%)
    18,242    Nebraska Public Power District                            4.45            2/06/2008              18,231
    45,141    South Carolina Public Service Auth.                       3.20            2/14/2008              45,089
    10,900    South Carolina Public Service Auth.                       3.00            2/28/2008              10,875
                                                                                                           ----------
                                                                                                               74,195
                                                                                                           ----------
              HEALTH CARE FACILITIES (0.6%)
    11,000    Medical Building Funding IV, LLC
                (LOC - KBC Bank, N.V.)                                  4.72            2/01/2008              11,000
    20,000    Medical Building Funding IX, LLC (LOC - Bank
                of Nova Scotia & KBC Bank, N.V.)                        4.40            2/13/2008              20,000
                                                                                                           ----------
                                                                                                               31,000
                                                                                                           ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              HOSPITAL (1.9%)
   $25,850    Catholic Health Initiatives(b)                            4.87%           2/06/2008          $   25,850
    36,650    Catholic Health Initiatives(b)                            4.55            3/06/2008              36,650
    45,000    Catholic Health Initiatives(b)                            4.90            3/06/2008              45,000
                                                                                                           ----------
                                                                                                              107,500
                                                                                                           ----------
              INTEGRATED OIL & GAS (3.1%)
    15,970    BP Capital Markets plc(b),(c)                             4.52            2/04/2008              15,964
    30,000    BP Capital Markets plc(b),(c)                             4.45            2/20/2008              29,930
     9,794    BP Capital Markets plc(b),(c)                             4.23            3/27/2008               9,731
     8,900    ConocoPhillips Qatar Funding Ltd.(b),(c)                  4.61            2/05/2008               8,895
    46,600    ConocoPhillips Qatar Funding Ltd.(b),(c)                  4.38            2/21/2008              46,485
    35,000    ConocoPhillips Qatar Funding Ltd.(b),(c)                  4.17            3/12/2008              34,838
    20,250    ConocoPhillips Qatar Funding Ltd.(b),(c)                  3.75            3/25/2008              20,138
     4,675    ConocoPhillips Qatar Funding Ltd.(b),(c)                  2.95            4/11/2008               4,648
                                                                                                           ----------
                                                                                                              170,629
                                                                                                           ----------
              MULTI-LINE INSURANCE (0.8%)
    20,000    AIG Funding, Inc.                                         4.60            2/12/2008              19,972
    25,000    AIG Funding, Inc.                                         2.94            3/19/2008              24,904
                                                                                                           ----------
                                                                                                               44,876
                                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    25,000    General Electric Capital Corp.                            4.57            2/04/2008              24,990
    30,000    General Electric Capital Corp.                            3.40            3/07/2008              29,901
                                                                                                           ----------
                                                                                                               54,891
                                                                                                           ----------
              PACKAGED FOODS & MEAT (1.5%)
    20,000    Nestle Capital Corp.(b),(c)                               4.34            2/07/2008              19,986
    17,700    Nestle Capital Corp.(b),(c)                               4.29            2/11/2008              17,679
    23,742    Nestle Capital Corp.(b),(c)                               4.10            2/12/2008              23,712
    12,848    Nestle Capital Corp.(b),(c)                               4.15            2/13/2008              12,830
    11,251    Nestle Capital Corp.(b),(c)                               2.70            4/25/2008              11,180
                                                                                                           ----------
                                                                                                               85,387
                                                                                                           ----------
              SPECIALIZED FINANCE (1.0%)
    17,000    CIT Group, Inc.(b),(c)                                    4.60            2/11/2008              16,978
    12,607    CIT Group, Inc.(b),(c)                                    4.33            2/14/2008              12,587
    25,000    CIT Group, Inc.(b),(c)                                    3.80            2/19/2008              24,953
                                                                                                           ----------
                                                                                                               54,518
                                                                                                           ----------
              Total Commercial Paper (cost: $1,232,753)                                                     1,232,753
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              PUT BONDS (1.5%)

              OIL & GAS REFINING & MARKETING (1.5%)
   $40,000    Harris County Industrial Development Corp.(b)             4.45%           6/01/2017          $   40,000
    35,000    IDB of the Parish of Calcasieu, Inc.
                (LOC - BNP Paribas)                                     4.22            7/01/2026              35,000
     8,200    IDB of the Parish of Calcasieu, Inc.
                (LOC - BNP Paribas)                                     4.40            7/01/2026               8,200
                                                                                                           ----------
              Total Put Bonds (cost: $83,200)                                                                  83,200
                                                                                                           ----------
              VARIABLE-RATE DEMAND NOTES (38.0%)

              AGRICULTURAL PRODUCTS (0.3%)
     2,655    Fair Oaks Dairy Farm, LLC
                (LOC - Fifth Third Bank)                                3.40            5/01/2057               2,655
    11,000    Franklin County (LOC - Wachovia Bank, N.A.)               3.33            9/01/2014              11,000
     4,460    Kokomo Grain Co., Inc. (NBGA)(b)                          3.17           11/01/2014               4,460
                                                                                                           ----------
                                                                                                               18,115
                                                                                                           ----------
              AIRPORT SERVICES (0.0%)
       875    Shawnee (LOC - JPMorgan Chase Bank, N.A.)                 4.75           12/01/2012                 875
                                                                                                           ----------
              AIRPORT/PORT (0.1%)
     3,900    Tulsa Airport Improvement Trust
                (LOC - JPMorgan Chase Bank, N.A.)                       3.30            6/01/2023               3,900
                                                                                                           ----------

              ASSET-BACKED FINANCING (0.8%)
     4,845    Cornerstone Funding Corp. I
                (LOC - Fifth Third Bank)                                3.28            1/01/2021               4,845
     3,709    Cornerstone Funding Corp. I
                (LOC - Huntington National Bank)                        3.43            1/01/2024               3,709
    12,507    Cornerstone Funding Corp. I
                (LOC - Fifth Third Bank)                                3.23            9/01/2026              12,507
    12,437    Cornerstone Funding Corp. I
                (LOC - Fifth Third Bank)                                3.23            6/01/2029              12,437
     6,945    Corporate Finance Managers, Inc.
                (LOC - Wells Fargo Bank, N.A.)                          3.32            2/02/2043               6,945
     5,730    Cunat Capital Corp. (LOC - M&I
                Marshall & Ilsley Bank)                                 3.33           12/01/2041               5,730
                                                                                                           ----------
                                                                                                               46,173
                                                                                                           ----------
              AUTO PARTS & EQUIPMENT (1.3%)
     2,999    7300 ACC Leasing, LLC
                (LOC - National City Bank)                              3.69            5/01/2023               2,999
    15,000    Alabama IDA (LOC - Barclays Bank plc)                     3.45           10/01/2019              15,000

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 8,885    FEV Engine Technology, Inc.
                (LOC - Fifth Third Bank)                                3.40%          11/01/2037          $    8,885
     6,490    Illinois Finance Auth. (LOC - Federal Home
                Loan Bank of Chicago)                                   3.63            7/01/2040               6,490
    42,000    LSP Automotive Systems, LLC (LOC - National
                 Bank of South Carolina)                                3.19            3/01/2021              42,000
                                                                                                           ----------
                                                                                                               75,374
                                                                                                           ----------
              AUTOMOTIVE RETAIL (0.4%)
     5,460    C-MEK Realty, LLC (LOC - Bank of
                North Georgia)                                          3.19            6/01/2027               5,460
     2,070    Deen Properties, LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.19            4/01/2030               2,070
     3,035    Germain Properties of Columbus, Inc.
                (LOC - JPMorgan Chase Bank, N.A.)                       3.56            3/01/2031               3,035
     3,000    JTK Group, LLC & Hays Properties
                (LOC - Regions Bank)                                    3.34           11/01/2025               3,000
     6,349    Kenwood Lincoln-Mercury, Inc.
                (LOC - National City Bank)                              3.69            5/01/2015               6,349
                                                                                                           ----------
                                                                                                               19,914
                                                                                                           ----------
              BIOTECHNOLOGY (0.1%)
     3,120    Westgate Investment Fund, LLC
                (LOC - Wells Fargo Bank, N.A.)                          3.32            2/01/2012               3,120
                                                                                                           ----------
              BROADCASTING & CABLE TV (0.1%)
     4,800    New Jersey EDA (NBGA)(b)                                  4.58           10/01/2021               4,800
     2,100    New Jersey EDA (LOC - JPMorgan Chase Bank, N.A.)          4.58           10/01/2021               2,100
                                                                                                           ----------
                                                                                                                6,900
                                                                                                           ----------
              BUILDING PRODUCTS (0.1%)
     1,300    Schmitz Ready Mix, Inc. (LOC - U.S. Bank, N.A.)           3.36            4/01/2046               1,300
     3,015    Tri-O Development, LLC (LOC - National City Bank)         3.69            5/01/2029               3,015
     1,000    Warren County (LOC - JPMorgan Chase Bank, N.A.)           3.36           12/01/2026               1,000
                                                                                                           ----------
                                                                                                                5,315
                                                                                                           ----------
              BUILDINGS (0.4%)
     2,985    Aquarium Parking Deck, LLC (LOC - SunTrust Bank)          3.35            4/01/2020               2,985
     3,140    Delos, LLC (LOC - Fifth Third Bank)                       3.31            3/01/2037               3,140

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 7,095    Downtown Marietta Development Auth. (LIQ)                 3.34%           7/01/2021          $    7,095
     7,975    Greenville Memorial Auditorium District
                (LOC - Bank of America, N.A.)                           3.38            9/01/2017               7,975
     2,040    Ogden City Redevelopment Agency
                (LOC - Bank of New York)                                3.40            1/01/2026               2,040
                                                                                                           ----------
                                                                                                               23,235
                                                                                                           ----------
              CASINOS & GAMING (0.1%)
     7,350    Cloverleaf Enterprises, Inc.
                (LOC - PNC Bank, N.A.)                                  3.46            5/01/2022               7,350
                                                                                                           ----------
              COMMERCIAL PRINTING (0.1%)
     2,700    Envelope Printery, Inc.
                (LOC - Fifth Third Bank)                                3.40            3/01/2027               2,700
                                                                                                           ----------
              COMMODITY CHEMICALS (0.1%)
     4,340    BleachTech, LLC (LOC - National City Bank)                3.69           11/01/2035               4,340
                                                                                                           ----------
              COMMUNITY SERVICE (0.5%)
     5,619    Community Christian Church of Sterling
                Heights (LOC - National City Bank)                      3.69            6/01/2036               5,619
     7,500    First Church of God (LOC - Huntington
                National Bank)                                          3.51           10/03/2022               7,500
     3,240    Roman Catholic Diocese of Houma-Thibodaux
                (LOC - Allied Irish Banks plc)                          3.31           12/01/2037               3,240
     4,800    Roman Catholic Diocese of Raleigh
                (LOC - Bank of America, N.A.)                           3.31            6/01/2018               4,800
     5,400    Seattle Art Museum (LOC - Allied Irish
                Banks plc)                                              3.25            7/01/2033               5,400
     3,400    Sisters of Mercy of the Americas, Regional
                Community of Omaha (LOC - DEPFA Bank plc)               3.26            8/15/2031               3,400
                                                                                                           ----------
                                                                                                               29,959
                                                                                                           ----------
              CONSTRUCTION & ENGINEERING (0.6%)
    15,000    Boland Holdings, LLC (LOC - PNC Bank, N.A.)               3.42           12/01/2039              15,000
    11,900    Dewberry IV, LLP (LOC - PNC Bank, N.A.)(b)                3.37            9/01/2025              11,900
     5,825    Liliha Parking Co., LP
                (LOC - First Hawaiian Bank)                             3.95            8/01/2024               5,825
                                                                                                           ----------
                                                                                                               32,725
                                                                                                           ----------
              CONSTRUCTION MATERIALS (0.4%)
     4,290    Central Concrete Supermix, Inc.
                (LOC - SunTrust Bank)                                   3.35            5/01/2021               4,290
     4,255    DiGeronimo Aggregates, LLC
                (LOC - National City Bank)                              3.69            1/01/2015               4,255

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 7,000    Lancaster IDA (LOC - Fulton Bank)                         3.25%          11/01/2022          $    7,000
     5,032    Nugent Sand Co. (LOC - National City Bank)                3.69           11/01/2011               5,032
                                                                                                           ----------
                                                                                                               20,577
                                                                                                           ----------
              CONSUMER ELECTRONICS (0.2%)
     2,285    Ferguson Township Industrial & Commercial
                Development Auth. (LOC - Fulton Bank)                   3.25           10/01/2021               2,285
     1,915    Ferguson Township Industrial & Commercial
                Development Auth. (LOC - Fulton Bank)                   3.25           10/01/2027               1,915
     7,000    Mississippi Business Finance Corp.
                (LOC - Wachovia Bank, N.A.)                             3.63            1/14/2015               7,000
                                                                                                           ----------
                                                                                                               11,200
                                                                                                           ----------
              DEPARTMENT STORES (0.1%)
     7,000    Bass Pro Rossford Development Co., LLC
                (LOC - Fifth Third Bank)                                3.40           11/01/2027               7,000
                                                                                                           ----------
              DISTRIBUTORS (0.1%)
     8,250    Effingham County (LOC - Columbus Bank &
                Trust Co.)                                              3.19           11/01/2027               8,250
                                                                                                           ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
     1,150    Colorado Housing Finance Auth.
                (LOC - California Bank & Trust)                         3.61            6/01/2031               1,150
                                                                                                           ----------
              DIVERSIFIED METALS & MINING (0.1%)
     2,745    Lancaster IDA (LOC - Fulton Bank)                         3.25            1/01/2015               2,745
     2,085    Lancaster IDA (LOC - Fulton Bank)                         3.25            1/01/2027               2,085
                                                                                                           ----------
                                                                                                                4,830
                                                                                                           ----------
              EDUCATION (0.8%)
     9,000    Calvin College (LOC - JPMorgan
                Chase Bank, N.A.)                                       3.38           10/01/2037               9,000
     2,300    Maine Finance Auth. (LOC - Fifth Third Bank)              3.28            7/01/2016               2,300
     9,515    Oklahoma City Industrial & Cultural Facilities
                Trust (LOC - Bank of America, N.A.)                     3.35            9/15/2016               9,515
    16,550    Pepperdine Univ.                                          3.31            8/01/2037              16,550
     3,615    Summit School (LOC - RBS Citizens Bank)                   3.20            7/01/2027               3,615
     2,425    Wake Forest Univ. (LOC - Wachovia Bank, N.A.)             3.32            7/01/2017               2,425
                                                                                                           ----------
                                                                                                               43,405
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              EDUCATIONAL SERVICES (1.1%)
   $ 4,640    Clinic Building BG, LLC (LOC - U.S. Bank, N.A.)           3.69%           2/01/2033          $    4,640
     3,555    Educational Management Corp.
                (LOC - Wells Fargo Bank, N.A.)                          3.32            5/01/2023               3,555
    12,100    Frisch School (LOC - KBC Bank, N.V.)                      3.30            5/01/2036              12,100
     7,000    Glendale (LOC - Bank of New York)                         3.35            7/01/2035               7,000
     6,350    Gwinnett Instructional SC, LLC
                (LOC - Allied Irish Banks plc)                          3.26            1/01/2031               6,350
    14,900    Loanstar Assets Partners, LP
                (LOC - State Street Bank and Trust Co.)(b)              3.30            2/01/2041              14,900
     5,635    Summit School (LOC - U.S. Bank, N.A.)                     3.18            2/01/2019               5,635
     7,140    Yamhill County (LOC - Bank of America, N.A.)              3.35           10/01/2020               7,140
                                                                                                           ----------
                                                                                                               61,320
                                                                                                           ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,440    AFS Associates, LP (LOC - Fifth Third Bank)               3.40            9/01/2040               2,440
     3,600    Albuquerque (LOC - Wells Fargo Bank, N.A.)                3.32            8/01/2025               3,600
                                                                                                           ----------
                                                                                                                6,040
                                                                                                           ----------
              FOOD DISTRIBUTORS (0.9%)
    11,450    Classic City Beverages, LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.29            8/01/2018              11,450
     3,535    Hausbeck Pickle Co. (LOC - RBS Citizens Bank)             3.36            3/01/2037               3,535
     9,000    Jackson Beverages, LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.29            2/01/2020               9,000
     9,950    Macon Beverage Co., LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.29            4/01/2019               9,950
    13,150    North Georgia Distributing Co., LLC (LOC -
                Columbus Bank & Trust Co.)                              3.29            8/01/2018              13,150
     3,795    REG Properties, LLC (LOC - National City Bank)            3.69            4/01/2035               3,795
                                                                                                           ----------
                                                                                                               50,880
                                                                                                           ----------
              FOOD RETAIL (0.0%)
     2,580    Cheney Bros., Inc. (LOC - Wachovia Bank, N.A.)            3.43           12/01/2016               2,580
                                                                                                           ----------
              FOREST PRODUCTS (0.1%)
     7,160    Rex Lumber, LLC (LOC - Federal Home Loan
                Bank of Dallas)                                         3.39             2/01/2022              7,160
                                                                                                           ----------
              GENERAL OBLIGATION (2.1%)
    13,000    Oakland County Charter Township of
                Commerce (LIQ)                                          3.63           10/01/2018              13,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $35,000    Oakland County Charter Township of
                Commerce (LIQ)                                          3.63%          10/01/2034          $   35,000
    70,000    Southern Ute Indian Tribe(b)                              3.26            1/01/2027              70,000
                                                                                                           ----------
                                                                                                              118,000
                                                                                                           ----------
              HEALTH CARE EQUIPMENT (0.1%)
     4,765    Rawcar Group, LLC (LOC - National City Bank)              3.69            4/01/2036               4,765
                                                                                                           ----------
              HEALTH CARE FACILITIES (5.3%)
    10,090    Baptist Medical Plaza Associates
                (LOC - KBC Bank, N.V.)                                  3.50            6/01/2017              10,090
     4,000    Bayfront Regional Development Auth.
                (LOC - PNC Bank, N.A.)                                  3.36           11/01/2027               4,000
    18,250    BJ Financing, LLC (LOC - M&I
                Marshall & Ilsley Bank)                                 3.26           12/01/2037              18,250
     2,620    Brookville Enterprises, Inc.
                (LOC - Fifth Third Bank)                                3.40           10/01/2025               2,620
     8,060    California Statewide Communities
                Development Auth. (LOC - Allied Irish
                Banks plc)                                              3.50           11/15/2042               8,060
     8,420    Capital Markets Access Co., L.C.
                (LOC - RBC Centura Bank)                                3.20            5/01/2034               8,420
     6,900    Capital Markets Access Co., L.C.
                (LOC - SunTrust Bank)                                   3.35            6/27/2036               6,900
    15,000    Chestnut Hill Benevolent Association
                (LOC - TD Banknorth, N.A.)                              3.31            2/01/2035              15,000
    10,000    Cleveland-Cuyahoga County (LOC - Key
                Bank, N.A.)                                             3.30            1/01/2037              10,000
     5,100    Community Behavioral Healthcare
                Cooperative of Pennsylvania
                (LOC - Fulton Bank)                                     3.25            9/01/2027               5,100
     4,560    District of Columbia (LOC - UniCredito
                Italiano S.p.A.)                                        3.36           10/01/2020               4,560
     2,225    District of Columbia (LOC - Manufacturers &
                Traders Trust Co.)                                      3.47            7/01/2032               2,225
     5,000    Duchesne County (LOC - JPMorgan Chase
                Bank, N.A.)                                             3.28            8/01/2024               5,000
     4,000    East Montgomery Health Facilities
                Development, Inc. (LOC - First
                Commercial Bank)                                        3.19           11/01/2033               4,000
     6,280    Evendale Surgical Properties, LLC
                (LOC - Fifth Third Bank)                                3.40            6/01/2026               6,280

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 4,270    Hospital & Nursing Home Medical Clinic
                Board of the City of Gardendale, AL
                (LOC - Regions Bank)                                    3.45%          11/01/2026          $    4,270
     8,900    Illinois Finance Auth. (LOC - La Salle
                National Bank, N.A.)                                    3.30           12/01/2034               8,900
     6,695    Louisiana Public Facilities Auth.
                (LOC - Capital One, N.A.)                               3.56            7/01/2028               6,695
    10,000    Massachusetts Development Finance
                Agency (LOC - Fortis Bank)                              3.35           11/01/2042              10,000
     5,450    MCE MOB IV, LP (LOC - National City Bank)                 3.64            8/01/2022               5,450
    13,915    MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)               6.00           11/01/2035              13,915
     2,405    Musculoskeletal Associates, LLC (LOC -
                Wachovia Bank, N.A.)                                    3.28            4/01/2025               2,405
     6,140    Orthopaedic Institute of Ohio, Inc.
                (LOC - Huntington National Bank)                        3.51           11/01/2011               6,140
    26,000    OSF Finance Co., LLC (LOC - National City Bank)           3.64           12/01/2037              26,000
    22,370    OSS Realty Co. (LOC - Federal Home Loan
                Bank of Pittsburgh)(b)                                  3.32            9/01/2034              22,370
     3,600    PCP Investors, LLC (LOC - Wells Fargo Bank, N.A.)         3.32           12/01/2024               3,600
    18,300    Polk County IDA (LOC - Bank of America, N.A.)             3.35           12/01/2018              18,300
     4,950    Premier Senior Living, LLC (LOC - Wachovia
                Bank, N.A.)                                             3.30            8/01/2037               4,950
     4,120    Premier Senior Living, LLC (LOC - Wachovia
                Bank, N.A.)                                             3.30            8/01/2037               4,120
     7,110    Premier Senior Living, LLC (LOC - Wachovia
                Bank, N.A.)                                             3.30            8/01/2037               7,110
     3,200    Premier Senior Living, LLC (LOC - Wachovia
                Bank, N.A.)                                             3.30            8/01/2037               3,200
    10,000    San Juan Regional Medical Center, Inc.
                (LOC - Bank of Nova Scotia)                             3.15            6/01/2037              10,000
     8,600    TOSMOB, LLC (LOC - Fifth Third Bank)                      3.40            6/01/2032               8,600
    10,180    Towne Care Center, LLC (LOC - Fifth Third Bank)           3.40            1/01/2030              10,180
     4,520    West Side Surgical Properties, LLC
                (LOC - Third Bank)                                      3.40            4/01/2028               4,520
     3,400    Woodbury County (LOC - Wells Fargo
                Fifth Bank, N.A.)                                       3.32           12/01/2014               3,400
                                                                                                           ----------
                                                                                                              294,630
                                                                                                           ----------
              HEALTH CARE SERVICES (0.6%)
     7,310    Carriage Inn of Bowerston, Inc.
                (LOC - Fifth Third Bank)                                3.40           12/01/2024               7,310
     9,520    Kaneville Road Joint Venture (LOC - Federal
                Home Loan Bank of Chicago)                              3.63           11/01/2032               9,520

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 6,500    Medical Properties Investment Co. -
                Walker, LLC (LOC - Fifth Third Bank)                    3.40%          11/01/2035          $    6,500
     2,055    Montgomery Cancer Center, LLC
                (LOC - Wachovia Bank, N.A.)                             3.28           10/01/2012               2,055
     2,865    Radiation Oncology Partners, LLP
                (LOC - Wachovia Bank, N.A.)                             3.28            8/01/2018               2,865
     3,000    Univ. Hospitals Trust (LOC - Bank of
                America, N.A.)                                          3.35            8/15/2021               3,000
     4,500    WW Real Estate, LLC & White-Wilson Medical
                Center (LOC - Fifth Third Bank)                         3.40            5/01/2057               4,500
                                                                                                           ----------
                                                                                                               35,750
                                                                                                           ----------
              HEALTH MISCELLANEOUS (0.4%)
    24,055    Everett Clinic P.S. (LOC - Bank of
                America, N.A.)                                          3.65            5/01/2027              24,055
                                                                                                           ----------
              HOME FURNISHINGS (0.1%)
     3,575    Connecticut Development Auth.
                (LOC - Wachovia Bank, N.A.)                             3.38            1/01/2010               3,575
     2,475    Maryland Economic Development Corp.
                (LOC - Manufacturers & Traders Trust Co.)               3.44            8/01/2016               2,475
                                                                                                           ----------
                                                                                                                6,050
                                                                                                           ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     8,555    Brookhaven, IDA (LOC - Capital One, N.A.)                 3.56            1/01/2025               8,555
                                                                                                           ----------
              HOSPITAL (0.3%)
     3,020    Adventist Health System West (LOC - Wells
                Fargo Bank, N.A.)                                       3.40            9/01/2016               3,020
    12,900    Indiana Health Facility Financing Auth.
                (LOC - Bank of America, N.A.)                           3.31            1/01/2019              12,900
                                                                                                           ----------
                                                                                                               15,920
                                                                                                           ----------
              HOTELS, RESORTS, & CRUISE LINES (0.6%)
     8,500    A & M Hospitalities, LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.19            1/01/2025               8,500
     7,545    Alprion, LLC (LOC - Federal Home Loan
                Bank of Topeka)                                         3.32           10/01/2034               7,545
     6,600    Columbus Development Auth.
                (LOC - Columbus Bank & Trust Co.)                       3.19            7/01/2032               6,600
     1,200    Connecticut Development Auth.
                (LOC - TD Banknorth, N.A.)                              3.26           12/01/2028               1,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 2,260    Galday Inn, Inc. (LOC - Wachovia Bank, N.A.)              3.38%          12/01/2020          $    2,260
     4,830    Turf Valley, Inc. (LOC - Wachovia Bank, N.A.)             3.38            8/01/2014               4,830
                                                                                                           ----------
                                                                                                               30,935
                                                                                                           ----------
              HOUSEHOLD APPLIANCES (0.3%)
     7,000    Donald R. Eliason, LLC & Eliason Fund I, LLC
                (LOC - M&I Marshall & Ilsley Bank)                      3.26           10/01/2044               7,000
     9,800    Mississippi Business Finance Corp.
                (LOC - Bank of America, N.A.)                           3.21            6/01/2015               9,800
                                                                                                           ----------
                                                                                                               16,800
                                                                                                           ----------
              INDUSTRIAL GASES (0.1%)
     3,550    Sandhill Group, LLC (LOC - Regions Bank)                  3.31           12/01/2013               3,550
                                                                                                           ----------
              INDUSTRIAL MACHINERY (1.0%)
     8,160    Al-Fe Heat Treating Project (LOC - National
                City Bank)                                              3.69            5/01/2021               8,160
     3,600    Edge Seal Technologies, Inc. (LOC - Fifth
               Third Bank)                                              3.40            6/01/2013               3,600
    25,000    Hampton Hydraulics, LLC (LOC - Regions Bank)              3.31            4/01/2013              25,000
     2,000    Precision Tool Die & Machine (LOC - Fifth
                Third Bank)                                             3.63            3/01/2010               2,000
     8,875    Savannah, EDA (LOC - Wachovia Bank, N.A.)                 3.48            6/01/2018               8,875
     7,915    Sterling Pipe & Tube, Inc. (LOC - National
                City Bank)                                              3.69           11/01/2012               7,915
     2,965    York County IDA (LOC - Fulton Bank)                       3.30            9/01/2028               2,965
                                                                                                           ----------
                                                                                                               58,515
                                                                                                           ----------
              LEISURE FACILITIES (0.5%)
     2,865    Commonwealth Country Club Ltd.
                (LOC - Huntington National Bank)                        3.36           11/01/2021               2,865
     3,824    Cornerstone Funding Corp. I (LOC - Fifth
                Third Bank)                                             3.28            8/01/2025               3,824
     2,000    Old South Country Club, Inc. (LOC -
                Manufacturers & Traders Trust Co.)                      3.42           12/01/2031               2,000
     4,070    Pavilion Inc. (LOC - Old National Bank)                   3.83           11/01/2025               4,070
    15,050    TP Racing, LLP (LOC - JPMorgan Chase
                Bank, N.A.)                                             3.56            6/01/2030              15,050
                                                                                                           ----------
                                                                                                               27,809
                                                                                                           ----------
              LEISURE PRODUCTS (0.5%)
    27,800    Madison Community Development Auth.
                (LOC - JPMorgan Chase Bank, N.A., M&I
                Marshall & Ilsley Bank, & U.S. Bank, N.A.)              3.60            6/01/2036              27,800
                                                                                                           ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.0%)
   $ 1,850    Ronald Ray Irrevocable Life Insurance Trust
                (LOC - Federal Home Loan Bank of Atlanta)               3.36%           8/01/2022          $    1,850
                                                                                                           ----------
              MULTI-UTILITIES (0.3%)
       500    Sempra Energy ESOP & Trust (NBGA)(b)                      4.00           11/01/2014                 500
    15,750    Sempra Energy ESOP & Trust (NBGA)(b)                      4.00           11/01/2014              15,750
                                                                                                           ----------
                                                                                                               16,250
                                                                                                           ----------
              MULTIFAMILY HOUSING (2.6%)
     3,095    Columbus Development Auth. (LOC - Columbus
                Bank & Trust Co.)                                       3.22           12/01/2024               3,095
    12,500    Independence Place Fort Campbell Patriots,
                LLC (LOC - La Salle National Bank, N.A.)                3.35            1/01/2040              12,500
       315    Iowa Finance Auth. (LOC - M&I Marshall &
                Ilsley Bank)                                            3.45           12/01/2041                 315
     9,500    Los Angeles Community Redevelopment
                Agency (LOC - Bank of America, N.A.)                    3.15           10/15/2038               9,500
    11,806    Massachusetts Housing Finance Agency
                (LOC - JPMorgan Chase Bank, N.A.)                       3.26            6/01/2037              11,806
     5,480    Newport (LOC - Fifth Third Bank)                          3.23            3/01/2032               5,480
    65,000    P-FLOAT (INS)(LIQ)(b)                                     3.54            1/15/2053              65,000
     3,500    Provence, LLC (LOC - La Salle National
                Bank, N.A.)                                             3.35            9/01/2037               3,500
     6,000    Washington State Housing Finance
                Commission (LOC - HSH Nordbank AG)                      3.15            3/01/2012               6,000
    27,650    Wisconsin Housing & Economic Development
                Auth. (LIQ)                                             3.35           11/01/2030              27,650
                                                                                                           ----------
                                                                                                              144,846
                                                                                                           ----------
              NURSING/CCRC (0.7%)
    16,045    California Statewide Communities
                Development Auth. (LIQ)(INS)                            5.00           11/15/2030              16,045
     1,200    Lynchburg Redevelopment & Housing Auth.
                (LOC - Manufacturers & Traders Trust Co.)               3.31           12/01/2034               1,200
    12,000    Nassau County IDA (LOC - La Salle National
                Bank, N.A.)                                             3.60            1/01/2028              12,000
     9,000    Schenectady County IDA (LOC - RBS
                Citizens Bank)                                          3.17            2/01/2037               9,000
                                                                                                           ----------
                                                                                                               38,245
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              OFFICE ELECTRONICS (0.0%)
   $ 2,280    Sanders CRS Exchange, LLC (LOC - Wells
                Fargo Bank, N.A.)                                       4.93%          10/01/2023          $    2,280
                                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     8,900    Shipley Group, LP (LOC - RBS Citizens Bank)               3.20           12/01/2016               8,900
                                                                                                           ----------
              OIL & GAS REFINING & MARKETING (0.1%)
     7,740    Southwest Georgia Oil Co., Inc.
                (LOC - Columbus Bank & Trust Co.)                       3.19           11/01/2026               7,740
                                                                                                           ----------
              PACKAGED FOODS & MEAT (0.3%)
     1,710    Atlanta Bread Co. International, Inc.
                (LOC - Columbus Bank & Trust Co.)                       3.19            9/01/2023               1,710
     4,940    Brewster Dairy, Inc. (LOC - National City Bank)           3.69            4/03/2023               4,940
     4,585    City of Thomasville Downtown Development
                Auth. (LOC - Columbus Bank & Trust Co.)                 3.14            4/01/2027               4,585
     3,250    Lancaster IDA (LOC - Fulton Bank)                         3.25            6/01/2027               3,250
     1,425    Lancaster IDA (LOC - Fulton Bank)                         3.32            6/01/2027               1,425
                                                                                                           ----------
                                                                                                               15,910
                                                                                                           ----------
              PAPER PRODUCTS (0.6%)
    22,260    City of Old Town (LOC - Bank of America, N.A.)            3.52           12/01/2024              22,260
     7,000    IDA of the County of Campbell
                (LOC - Bank of America, N.A.)                           3.40           12/01/2019               7,000
     3,100    IDA of the Parish of East Baton Rouge, Inc.
                (LOC - SunTrust Bank)                                   3.40            6/01/2029               3,100
                                                                                                           ----------
                                                                                                               32,360
                                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (1.3%)
    70,000    Alfa Corp.(b)                                             3.41            6/01/2017              70,000
                                                                                                           ----------
              PUBLISHING (0.0%)
     1,670    Dickinson Press, Inc. (LOC - Huntington
                National Bank)                                          3.51            8/01/2018               1,670
                                                                                                           ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (9.0%)
    14,505    411 Seventh Avenue Associates, LP
                (LOC - National City Bank)                              3.69            1/01/2027              14,505
     3,358    Baron Investments, Ltd. (LOC - Federal Home
                Loan Bank of Dallas)                                    3.33           10/01/2024               3,358

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 6,175    Berkeley Realty Co., LLC (LOC - Wachovia
                Bank, N.A.)                                             3.33%           9/01/2021          $    6,175
     6,080    Blair County IDA (LOC - PNC Bank, N.A.)                   3.27           12/01/2016               6,080
     9,312    Cornerstone Funding Corp. I (LOC - Commerce
                Bank, N.A., Cherry Hill)                                3.33            1/01/2025               9,312
     2,803    Cornerstone Funding Corp. I (LOC - RBS
                Citizens Bank)                                          3.28            1/01/2030               2,803
     9,129    Cornerstone Funding Corp. I (LOC - RBS
                Citizens Bank)                                          3.20            8/01/2031               9,129
     2,175    Deltime, LLC (LOC - National City Bank)                   3.69            2/01/2023               2,175
     5,565    Dennis E. Eash and Florida O. Eash
                (LOC - Hancock Bank)                                    3.43            4/01/2025               5,565
    11,600    Donegal Crossing Associates, LLC
                (LOC - Federal Home Loan Bank of Pittsburgh)            3.25            8/15/2027              11,600
    31,295    Driftwood Landing Corp. (LOC - National
                City Bank)                                              3.69            1/15/2022              31,295
     7,795    Eastland Court Apartment Homes, LLC
                (LOC - Columbus Bank & Trust Co.)                       3.19           10/01/2037               7,795
    13,360    Exchange at Hammond, LLC
                (LOC - Bank of North Georgia)                           3.32            8/01/2022              13,360
    17,485    Fairway Park Properties, LLC
                (LOC - National City Bank)                              3.69           10/15/2026              17,485
     7,200    FCA Properties Inc. (LOC - Columbus
                Bank & Trust Co.)                                       3.19           10/01/2032               7,200
    17,930    Fiore Capital, LLC (LOC - M&I Marshall &
                Ilsley Bank)                                            3.26            8/01/2045              17,930
     6,760    Freightliner Finance, LLC (LOC - Huntington
                National Bank)                                          3.44           11/01/2030               6,760
    15,000    Goldleaf Mortgage, LLC (LOC - M&I
                Marshall & Ilsley Bank)                                 3.29           11/01/2037              15,000
     4,320    Goode Realty & Leasing, LLC (LOC - Fifth
                Third Bank)                                             3.40            3/01/2032               4,320
     5,170    Houston County IDA (LOC - Wachovia
                Bank, N.A.)                                             3.51            8/01/2012               5,170
     1,415    JCM Properties, LP (LOC - National City Bank)             3.74            4/01/2013               1,415
     2,455    JWAT, Inc. (LOC - Columbus Bank & Trust Co.)              3.19            7/01/2027               2,455
     8,653    KFDT, LP (LOC - Fifth Third Bank)                         3.40            3/01/2035               8,653
     1,730    Lauren Co., LLC (LOC - Wells Fargo Bank, N.A.)            3.32            7/01/2033               1,730
     2,840    Lock Inns, Inc. (LOC - Bank of North Georgia)             3.41            2/01/2023               2,840

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $ 5,780    Lodge Apartments Holdings, LLC
                (LOC - Wachovia Bank, N.A.)                             3.30%           3/01/2026          $    5,780
     7,000    Morgan Valley Properties, LLC
                (LOC - Bank of North Georgia)                           3.41            8/01/2031               7,000
    40,000    New York City Housing Development Corp.
                (LOC - Landesbank Hessen-Thuringen)                     3.35            6/01/2039              40,000
     7,685    Newport (LOC - Fifth Third Bank)                          3.23            3/01/2032               7,685
    11,383    Nick & Nat Properties, LLC (LOC - Fifth
                Third Bank)                                             3.40            5/01/2025              11,383
    18,635    NPJ Properties, LP (LOC - Manufacturers &
                Traders Trust Co.)                                      3.47            2/01/2027              18,635
     6,095    One Holland Corp. (LOC - Huntington
                National Bank)                                          3.51            8/01/2031               6,095
     2,410    Oxmoor West, LLC (LOC - First
                Commercial Bank)                                        3.39            4/01/2026               2,410
    28,000    Paca-Pratt Associates, Inc. (LOC -
                Manufacturers & Traders Trust Co.)                      3.47            1/01/2038              28,000
     1,750    Peachtree Crest Professional Offices, LLC
                (LOC - Bank of North Georgia)                           3.29            3/01/2023               1,750
    18,895    PHF Investments, LLC (LOC - Associated
                Bank, N.A.)                                             3.31            6/01/2044              18,895
     8,334    Pinnacle Properties Development Group, LLC
                (LOC - National City Bank)                              3.69            6/15/2041               8,334
     3,900    Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)             3.32           12/01/2033               3,900
     2,455    Santa Rosa Property Holdings, LLC
                (LOC - Columbus Bank & Trust Co.)                       3.19            8/01/2031               2,455
     7,250    Schreiber Capital Co., LLC (LOC - Wachovia
                Bank, N.A.)                                             3.28            9/01/2046               7,250
     4,515    Scion Real Estate Investments, LLC
                (LOC - Fifth Third Bank)                                3.40            1/02/2048               4,515
    40,000    Sea Island Co. and Sea Island Coastal
                Properties, LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.19            4/01/2023              40,000
    20,145    SF Tarns, LLC (LOC - LaSalle Bank
                Midwest, N.A.)                                          3.35           12/01/2025              20,145
     7,230    South Bend Mac, LP (LOC - National
                City Bank)                                              3.69           12/01/2027               7,230
    20,290    Stobro Co., LP (LOC - Fulton Bank)                        3.25            1/01/2032              20,290
     2,400    Stone Creek, LLC (LOC - Columbus
                Bank & Trust Co.)                                       3.32           12/01/2041               2,400
    11,800    Tack Capital Co. (LOC - Wachovia Bank, N.A.)              3.38            6/01/2031              11,800

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $10,960    Wishbone Partners, LLC (LOC - Huntington
                National Bank)                                          3.44%          11/01/2025          $   10,960
                                                                                                           ----------
                                                                                                              501,022
                                                                                                           ----------
              REAL ESTATE TAX/FEE (0.0%)
       100    Mississippi Development Bank (INS)(LIQ)                   6.00            6/01/2032                 100
                                                                                                           ----------
              REGIONAL BANKS (0.1%)
     5,200    City of Florence, KY                                      3.40            4/15/2035               5,200
                                                                                                           ----------
              RESTAURANTS (0.2%)
     7,000    Barbara Jeans Real Estate (LOC - Columbus
                Bank & Trust Co.)                                       3.19            8/01/2032               7,000
     3,120    Doughboy, LLC (LOC - M&I Marshall &
                Ilsley Bank)                                            3.33            5/01/2019               3,120
                                                                                                           ----------
                                                                                                               10,120
                                                                                                           ----------
              SALES TAX (0.1%)
     7,750    Arista Metropolitan District
                (LOC - Compass Bank)                                    3.38           12/01/2030               7,750
                                                                                                           ----------
              SOLID WASTE DISPOSAL (0.1%)
     5,865    Southeastern Public Service Auth. of Virginia
                (LOC - Wachovia Bank, N.A.)                             3.33            7/01/2009               5,865
                                                                                                           ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.3%)
     4,900    Denver Urban Renewal Auth.
                (LOC - Compass Bank)                                    3.33            9/01/2017               4,900
     3,640    Lake Oswego Redevelopment Agency
                (LOC - Wells Fargo Bank, N.A.)                          3.32            6/01/2020               3,640
     8,100    Township of Derry Commercial IDA
                (LOC - PNC Bank, N.A.)                                  3.27           11/01/2030               8,100
                                                                                                           ----------
                                                                                                               16,640
                                                                                                           ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     3,090    Wagner Moving & Storage, Inc.
                (LOC - Fifth Third Bank)                                3.40           11/01/2036               3,090
                                                                                                           ----------
              SPECIALTY CHEMICALS (0.1%)
     6,500    Gary (LOC - Federal Home Loan
                Bank of Chicago)                                        3.34            5/11/2020               6,500
                                                                                                           ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.0%)
   $ 2,000    Flowerland Garden Centers of Cleveland, Inc.
                (LOC - Fifth Third Bank)                                3.40%           8/01/2026          $    2,000
                                                                                                           ----------
              STEEL (0.2%)
     8,065    Klein Steel Services, Inc. (LOC -
                Manufacturers & Traders Trust Co.)                      3.36            8/01/2025               8,065
     2,500    Mississippi Business Finance Corp.
                (LOC - Federal Home Loan Bank of Dallas)                3.26            7/01/2020               2,500
                                                                                                           ----------
                                                                                                               10,565
                                                                                                           ----------
              TEXTILES (0.1%)
     2,495    South Carolina Jobs-EDA (LOC - Columbus
                Bank & Trust Co.)                                       3.19            3/01/2016               2,495
     4,525    Superior Health Linens, Inc. & Superior Health
                Textiles Properties, LLP (LOC - Associated
                Bank, N.A.)                                             3.31           12/01/2024               4,525
                                                                                                           ----------
                                                                                                                7,020
                                                                                                           ----------
              TRUCKING (0.3%)
    13,855    Iowa 80 Group Inc. (LOC - Wells Fargo
                Bank, N.A.)                                             5.23            6/01/2016              13,855
                                                                                                           ----------
              WATER/SEWER UTILITY (0.3%)
    14,650    Hesperia Public Financing Auth.
                (LOC - Bank of America, N.A.)                           3.40            6/01/2026              14,650
     2,552    Kern Water Bank Auth. (LOC - Wells
                Fargo Bank, N.A.)                                       3.32            7/01/2028               2,552
                                                                                                           ----------
                                                                                                               17,202
                                                                                                           ----------
              Total Variable-Rate Demand Notes (cost: $2,124,501)                                           2,124,501
                                                                                                           ----------

              ADJUSTABLE-RATE NOTES (9.1%)

              CONSUMER FINANCE (1.5%)
    25,000    American Honda Finance Corp.(b)                           4.87            3/20/2008              25,000
    22,500    American Honda Finance Corp.(b)                           5.11            6/11/2008              22,500
    10,000    HSBC Finance Corp.                                        3.82            9/24/2008              10,000
    25,000    SLM Corp.(b),(f)                                          4.32            5/12/2008              25,000
                                                                                                           ----------
                                                                                                               82,500
                                                                                                           ----------
              DIVERSIFIED BANKS (5.7%)
    25,000    Bank of America N.A.                                      3.07            5/16/2008              25,000
    50,000    Bank of Montreal                                          5.14            3/18/2008              50,006

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                         COUPON OR
    AMOUNT    SECURITY                                         DISCOUNT RATE             MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
   $25,000    BNP Paribas(b)                                            4.90%           8/19/2008          $   25,000
    15,000    DnB NOR Bank ASA(b)                                       3.38            9/24/2008              15,000
    15,000    Governor and Company of the
                Bank of Ireland(b)                                      3.94           10/17/2008              15,000
    25,000    Kommunalkredit International Bank Ltd.(b)                 4.40           10/10/2008              25,000
    20,000    Macquarie Bank Ltd.(b)                                    3.95            9/19/2008              20,001
    25,000    Macquarie Bank Ltd.(b)                                    3.95            9/19/2008              25,000
    50,000    Northern Rock plc (acquired 09/10/07;
                cost $50,000)(b),(d)                                    5.24            7/08/2008              50,000
    20,000    Northern Rock plc (acquired 10/03/07;
                cost $20,000)(b),(d)                                    4.66            8/01/2008              20,000
    30,000    Wachovia Bank N.A.                                        4.65            1/12/2009              30,000
    10,000    Wells Fargo Bank N.A.                                     4.65           10/02/2008              10,000
    10,000    WestLB AG(b)                                              4.47           10/09/2008              10,000
                                                                                                           ----------
                                                                                                              320,007
                                                                                                           ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    10,000    Bellsouth Corp.                                           4.97            8/15/2008               9,995
                                                                                                           ----------
              REGIONAL BANKS (1.7%)
    50,000    Anglo Irish Bank Corp. plc(b)                             4.58           10/05/2008              50,000
    20,000    Natixis Banque Populaires(b)                              4.26           10/14/2008              20,000
    25,000    Suntrust Bank                                             3.89            4/21/2008              25,002
                                                                                                           ----------
                                                                                                               95,002
                                                                                                           ----------
              Total Adjustable-Rate Notes (cost: $507,504)                                                    507,504
                                                                                                           ----------

              TOTAL INVESTMENTS (COST: $5,604,785)                                                         $5,604,785
                                                                                                           ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at January 31, 2008, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

           (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

                who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

           (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2008, was $70,000,000, which represented 1.3% of the Fund's net assets.

           (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

           (f) On February 4, 2008, Standard & Poor's lowered the short-term rating of the security to BBB-/A-3. This downgrade caused the security to lose its status as eligible for purchase in a money market fund. In keeping with Rule 2a-7 under the Investment Company Act of 1940, the Board of Trustees promptly reassessed the credit risk associated with the security. Based upon the information provided by the Manager, the Trustees found that the security continued to present minimal credit risk and determined that it is in the best interest of the Fund to continue to hold the security in the portfolio subject to oversight and monitoring by the Manager.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
  Investments in securities (amortized cost approximates market value)         $5,604,785
  Cash                                                                                  1
  Receivables:
     Capital shares sold                                                           19,740
     Interest                                                                      25,564
     Securities sold                                                               41,327
                                                                               ----------
        Total assets                                                            5,691,417
                                                                               ----------
LIABILITIES

  Payables:
     Securities purchased                                                          80,000
     Capital shares redeemed                                                       13,431
     Dividends on capital shares                                                      221
  Accrued management fees                                                           1,122
  Accrued administration and servicing fees                                            15
  Accrued transfer agent's fees                                                       241
  Other accrued expenses and payables                                                 442
                                                                               ----------
        Total liabilities                                                          95,472
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $5,595,945
                                                                               ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                              $5,595,945
                                                                               ==========
  Capital shares outstanding, unlimited number of shares authorized, no
     par value                                                                  5,595,944
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $     1.00
                                                                               ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
  Interest income                                                          $135,380
                                                                           --------
EXPENSES
  Management fees                                                             6,386
  Administration and servicing fees                                           2,661
  Transfer agent's fees                                                       5,190
  Custody and accounting fees                                                   377
  Postage                                                                       423
  Shareholder reporting fees                                                    176
  Trustees' fees                                                                  4
  Registration fees                                                              53
  Professional fees                                                              70
  Other                                                                          48
                                                                           --------
     Total expenses                                                          15,388
  Expenses paid indirectly                                                      (67)
                                                                           --------
     Net expenses                                                            15,321
                                                                           --------
NET INVESTMENT INCOME                                                      $120,059
                                                                           ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                                  1/31/2008          7/31/2007
                                                                                ------------------------------
FROM OPERATIONS
  Net investment income                                                         $   120,059        $   227,916
  Net realized gain on investments                                                        -                 12
                                                                                ------------------------------
     Increase in net assets resulting from operations                               120,059            227,928
                                                                                ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                            (120,066)          (227,916)
                                                                                ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                       2,709,766          4,726,001
  Reinvested dividends                                                              118,416            224,704
  Cost of shares redeemed                                                        (2,294,691)        (4,281,502)
                                                                                ------------------------------
     Increase in net assets from capital share transactions                         533,491            669,203
                                                                                ------------------------------
  Capital contribution from USAA Investment
     Management Company                                                                   -                  1
                                                                                ------------------------------
Net increase in net assets                                                          533,484            669,216
NET ASSETS
  Beginning of period                                                             5,062,461          4,393,245
                                                                                ------------------------------
  End of period                                                                 $ 5,595,945        $ 5,062,461
                                                                                ==============================
  Accumulated undistributed net investment income:
     End of period                                                              $         -        $         7
                                                                                ==============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                                     2,709,766          4,726,001
  Shares issued for dividends reinvested                                            118,416            224,704
  Shares redeemed                                                                (2,294,691)        (4,281,502)
                                                                                ------------------------------
     Increase in shares outstanding                                                 533,491            669,203
                                                                                ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                  Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Repurchase agreements are valued at cost, which approximates market value.

               3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of January 31, 2008, the Fund did not invest in any repurchase agreements.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

               commitments. The Fund had no delayed-delivery or when-issued commitments as of January 31, 2008.

            F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $67,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of $2,000, which represents 13.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

               fiscal year. For the six-month period ended January 31, 2008, the Fund incurred management fees, paid or payable to the Manager, of $6,386,000.

            B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,661,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $43,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $5,190,000.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2008, the Association and its affiliates owned 4,000 shares (less than 0.1%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

               value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                                 YEAR ENDED JULY 31,
                           ----------------------------------------------------------------------------------------------------
                                 2008              2007                 2006             2005             2004             2003
                           ----------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $     1.00        $     1.00           $     1.00       $     1.00       $     1.00       $     1.00
                           ----------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .02               .05                  .04              .02              .01              .01
  Net realized
     and unrealized
     gain (loss)                 (.00)(a)           .00(a),(b)           .00(a)           .00(a)           .00(a)             -
                           ----------------------------------------------------------------------------------------------------
Total from investment
  operations                      .02               .05                  .04              .02              .01              .01
                           ----------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.02)             (.05)                (.04)            (.02)            (.01)            (.01)
                           ----------------------------------------------------------------------------------------------------
Net asset value at end
  of period                $     1.00        $     1.00           $     1.00       $     1.00       $     1.00       $     1.00
                           ====================================================================================================
Total return (%)*                2.29              4.91(b)              3.99             1.93              .66             1.15
Net assets at end of
  period (000)             $5,595,945        $5,062,461           $4,393,245       $2,960,026       $3,019,744       $3,398,733
Ratios to average net
  assets:**
  Expenses (%)(d)                 .58(c)            .58                  .58              .60              .60              .59
  Net investment
     income (%)                  4.51(c)           4.81                 3.98             1.91              .66             1.15

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended January 31, 2008, average net assets were $5,297,072,000.
(a)  Represents less than $0.01 per share.
(b)  For the year ended July 31, 2007, the Manager reimbursed the Fund $1,000 for a loss incurred from the sale of a portion of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The reimbursement had no effect on the Fund's per share net realized gain or total return.
(c)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)         (.00%)(+)            (.00%)(+)        (.00%)(+)        (.00%)(+)         (.01%)
     (+) Represents less than 0.01% of average net assets.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA MONEY MARKET FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING            DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE       AUGUST 1, 2007 -
                                  AUGUST 1, 2007     JANUARY 31, 2008     JANUARY 31, 2008
                                 ----------------------------------------------------------
Actual                               $1,000.00           $1,022.90              $2.95

Hypothetical
  (5% return before expenses)         1,000.00            1,022.22               2.95

         *Expenses are equal to the Fund's annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.29% for the six-month period of August 1, 2007, through January 31, 2008.

48

 N O T E S
==========----------------------------------------------------------------------

              __________________________________________________________________

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              __________________________________________________________________

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23428-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.